Mining interests - Impairment of Goose Mine CGU - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Goose Mine CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 661